Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	906,007	781,350	392,086	349,680
Service cost	30,889	29,367	6,962	6,816
Interest cost	5,689	8,238	8,691	8,792
Plan participants’ contributions	—	—	1,644	1,594
Actuarial (gain) loss	11,112	45,778	(1,760)	55,629
Benefits paid	(29,020)	(25,032)	(7,884)	(6,268)
Acquisition	4,239	71,040	—	21,285
Plan amendments	1,149	(4,734)	(1,069)	—
Curtailments and settlements	(435)	—	—	—

Foreign currency exchange rate changes	—	—	24,909	(45,442)

Projected benefit obligations at end of year	929,630	906,007	423,579	392,086
Change in plan assets:
Fair value of plan assets at beginning of year	667,436	626,575	224,939	217,870
Actual return on plan assets	47,376	12,145	14,262	18,276
Employer contributions	43,468	7,304	7,160	7,271
Plan participants’ contributions	—	—	1,644	1,594
Benefits paid	(23,967)	(21,782)	(7,884)	(6,268)
Acquisition	1,223	43,194	—	14,972
Settlements	(23)	—	—	—

Foreign currency exchange rate changes	—	—	13,899	(28,776)

Fair value of plan assets at end of year	735,513	667,436	254,020	224,939

Funded status at end of year	(194,117)	(238,571)	(169,559)	(167,147)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2017 and 2016 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Other assets	1,695	976	1,215	1,346
Accrued expenses	—	—	(1,004)	(840)
Accrued pension and severance cost	(195,812)	(239,547)	(169,770)	(167,653)

	(194,117)	(238,571)	(169,559)	(167,147)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2017 and 2016 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Actuarial loss	221,106	251,078	105,883	116,930
Prior service credit	(57,430)	(71,439)	(3,638)	(2,652)

	163,676	179,639	102,245	114,278

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	894,329	869,355	402,390	377,004

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	924,536	905,975	420,383	390,942
Fair value of plan assets	728,724	666,428	249,609	222,449
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	889,652	867,706	394,840	375,860
Fair value of plan assets	728,724	664,586	245,247	222,449

Components of Net Periodic Benefit Cost

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2017, 2016 and 2015 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
	(Millions of yen)			(Millions of yen)
Service cost	30,889	29,367	30,009	6,962	6,816	7,760
Interest cost	5,689	8,238	8,008	8,691	8,792	10,572
Expected return on plan assets	(20,493)	(19,443)	(19,579)	(10,722)	(10,012)	(11,857)
Amortization of prior service credit	(12,860)	(13,230)	(12,592)	(83)	85	(145)
Amortization of actuarial loss	14,220	10,944	10,402	5,747	2,185	3,839
(Gain) loss on curtailments and settlements	(63)	—	—	—	—	—

	17,382	15,876	16,248	10,595	7,866	10,169

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(15,771)	53,076	9,519	(5,300)	47,365	6,302
Current year prior service credit	1,149	(4,734)	—	(1,069)	—	(2,655)
Amortization of actuarial loss	(14,220)	(10,944)	(10,402)	(5,747)	(2,185)	(3,839)
Amortization of prior service credit	12,860	13,230	12,592	83	(85)	145
Curtailments and settlements	19	—	—	—	—	—

	(15,963)	50,628	11,709	(12,033)	45,095	(47)

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(12,727)	(52)
Actuarial loss	11,821	4,466

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2017	2016	2017	2016
Discount rate	0.6%	0.7%	2.2%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	1.8%	2.1%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2017	2016	2015	2017	2016	2015
Discount rate	0.7%	1.1%	1.1%	2.2%	3.0%	2.9%
Assumed rate of increase in future compensation levels	2.6%	3.0%	3.0%	2.1%	2.0%	2.0%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	4.2%	4.4%	5.6%

Fair Values of Company's Pension Plans Assets

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2017 and 2016, by asset category, are as follows:

	December 31, 2017
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	83,765	—	—	83,765	—	—	—	—
Foreign companies	8,261	—	—	8,261	32,240	—	—	32,240
Pooled funds (b)	—	164,946	—	164,946	—	73,968	—	73,968
Debt securities:
Government bonds (c)	138,092	—	—	138,092	9,343	—	—	9,343
Municipal bonds	—	1,166	—	1,166	—	2,901	—	2,901
Corporate bonds	—	15,246	—	15,246	—	22,045	—	22,045
Pooled funds (d)	—	130,507	—	130,507	—	25,821	—	25,821
Mortgage backed securities (and other asset backed securities)	—	8,076	—	8,076	—	3	—	3
Life insurance company general accounts	—	126,985	—	126,985	—	8,683	—	8,683
Other assets	—	43,070	—	43,070	—	73,320	—	73,320
Investment measured at net asset value	—	—	—	15,399	—	—	—	5,696

	230,118	489,996	—	735,513	41,583	206,741	—	254,020

	December 31, 2016
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	46,630	—	—	46,630	—	—	—	—
Foreign companies	7,902	—	—	7,902	22,680	—	—	22,680
Pooled funds (f)	—	133,023	—	133,023	—	62,641	—	62,641
Debt securities:
Government bonds (g)	99,157	—	—	99,157	11,558	—	—	11,558
Municipal bonds	—	1,317	—	1,317	—	2,577	—	2,577
Corporate bonds	—	14,298	—	14,298	—	19,989	—	19,989
Pooled funds (h)	—	121,066	—	121,066	—	22,296	—	22,296
Mortgage backed securities (and other asset backed securities)	—	13,612	—	13,612	—	—	—	—
Life insurance company general accounts	—	128,220	—	128,220	—	6,898	—	6,898
Other assets	—	90,637	—	90,637	—	71,358	24	71,382
Investment measured at net asset value	—	—	—	11,574	—	—	—	4,918

	153,689	502,173	—	667,436	34,238	185,759	24	224,939

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥187 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2018	33,137	10,599
2019	34,534	10,743
2020	36,631	11,250
2021	38,470	11,986
2022	41,900	12,666
2023 – 2027	218,317	71,944